Equity (Details Narrative) - USD ($)														3 Months Ended			6 Months Ended	9 Months Ended		12 Months Ended
	Jul. 17, 2026	Jun. 26, 2026	Jun. 22, 2026	May 19, 2026	May 18, 2026	Apr. 06, 2026	Mar. 31, 2026	Jan. 06, 2026	Oct. 21, 2025	May 21, 2024	Apr. 30, 2024	Mar. 18, 2024	Dec. 18, 2023	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Mar. 31, 2026	Jun. 30, 2026	Jun. 30, 2025	Sep. 30, 2025	Sep. 30, 2024	Aug. 13, 2026	Aug. 05, 2026	May 13, 2026	Jan. 15, 2026	Oct. 24, 2025	Apr. 30, 2025	Sep. 29, 2024	Dec. 21, 2023	Dec. 20, 2023
Accumulated Other Comprehensive Income (Loss) [Line Items]
Aggregate stated value				$ 2,400,000
Class of Warrant or Right, Exercise Price of Warrants or Rights																					$ 8.202						$ 8.202	$ 13.90
Issuance of warrants																		$ 3,707,000
Legal Fees			$ 25,000				$ 25,000
Liquidation preference stated value per share																		$ 1,200												$ 0.10
Stated rate percentage					10.00%		10.00%							10.00%			10.00%	10.00%
Proceeds from Issuance of Common Stock																		$ 1,254,000	$ 600,000	$ 1,600,000	$ 3,529,000
Extensions charges																		$ 600,000
Outstanding balance					$ 4,000,000																				$ 600,000
Purchase of shares																		169,375
Stock issued, value															$ 1,523,000	$ 640,000				2,199,000	3,607,000
Stockholders' Equity, Reverse Stock Split						1-for-10
Net proceeds from private placement																			3,645,000	3,645,000	3,585,000
Increase (Decrease) in Accounts Payable																		$ (2,835,000)	376,000	$ (1,283,000)	$ 3,862,000
Termination shares issued													96,491
Shares of common stock																				20,196
Share price																		$ 2.22
Commitment fee unpaid																				$ 1,478
Earn-out payments										$ 8,000,000
Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights																				$ 20.00
Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights																										$ 10.80
Outstanding balance															1,100,000
Registration Rights Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares, Issued																		294,117
Registration Rights Agreement [Member] | Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Liquidation preference stated value per share	$ 2.04
Proceeds from Issuance of Common Stock	$ 600,000
Sale of Stock, Price Per Share	$ 2.036
RaGE Earnout Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Purchase of shares																		464,952
Stock issued, value																		$ 1,121,000
Series A Convertible Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stated rate percentage																		10.00%
Common Class A [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right																				548,646
Class of Warrant or Right, Exercise Price of Warrants or Rights																				$ 180.00
Liquidation preference stated value per share																													$ 10.00
Purchase of shares											950,000							134,062		64,280	37,000
Net proceeds from private placement																					$ 192,000
Equity Method Investment, Realized Gain (Loss) on Disposal																			$ 147,000
Termination shares issued value									$ 15,800,000
Termination shares issued		900,000
Common stock, shares authorized																		285,000,000		285,000,000	285,000,000
Shares of common stock																											68,276
Other Commitment																					$ 1,500,000
Cash from aggregate purchase price																					30.00%
Common Class A [Member] | Unaffiliated Investors [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Purchase of shares																			52,173
Net proceeds from private placement																			$ 600,000
Common Class A [Member] | Vendors [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Purchase of shares																			61,059
Increase (Decrease) in Accounts Payable																			$ 700,000
Common Class A [Member] | Private Placement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares of common stock																					40,700
Share price																					$ 11.80
Warrants exercisable term																					5 years
Common Class A [Member] | Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Liquidation preference stated value per share																							$ 2.05
Stock issued, value									$ 15,800,000
Common Class B [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Conversion of Units																			12,500
Common stock, shares authorized																		5,000,000		5,000,000	5,000,000
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share issued																				157,446	48,217
Net proceeds from private placement																				$ 1,600,000	$ 3,286,000
Share price																				$ 9.60	$ 0.10
Common Stock [Member] | Private Placement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares of common stock																				50,004	2,741
Common Stock [Member] | April, 2 2025 Offering [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Purchase of shares																				385,000
Dividend [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stated rate percentage																		10.00%
Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued, value
Stock Issued During Period, Shares, Conversion of Units																		6,367,975
Preferred stock, shares authorized																				10,000,000
Preferred stock shares issued																				0
Preferred stock shares outstanding																				0
Preferred Stock [Member] | Board of Directors Chairman [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, par value																				$ 0.00001
Preferred Stock [Member] | Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of warrants																							$ 1,000,000
Convertible preferred stock conversion																						1,000
Preferred Stock [Member] | Series A Redeemable Convertible Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued, value
Convertible preferred stock conversion																				225,490
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Liquidation preference stated value per share																										$ 10.80
Stock Issued During Period, Shares, Conversion of Units																		6,367,975
Shares of common stock																										100,000
Warrant [Member] | Private Placement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants exercisable term																				3 years	1 year
Warrant [Member] | Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares of common stock																										100,000
Warrant [Member] | Common Class A [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right																				38,405
Class of Warrant or Right, Exercise Price of Warrants or Rights																				$ 10.80
Stock Issued During Period, Shares, Conversion of Units																		6,367,975
Securities Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share issued				2,000
Proceeds from Issuance of Convertible Preferred Stock				$ 2,000,000
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right				6,000
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 1,000
Issuance of warrants				$ 2,000,000
Legal Fees				25,000
Proceeds from Other Debt				$ 1,975,000
Stated rate percentage																								16.667%
Outstanding balance																								$ 833,000
Securities Purchase Agreement [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Outstanding balance																								$ 4,000,000
Exchange Agreements [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Outstanding balance																		$ 3,001,000	$ 2,122,000
Gain on settlements																			$ 1,469,000
Securities Purchase Agreements [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Placement fee percentage								8.00%
Gross proceeds					$ 1,000,000			$ 5,360,000									$ 2,475,000	$ 2,308,000
Securities Purchase Agreements [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Legal Fees								$ 100,000
Securities Purchase Agreements [Member] | Nonaccountable Expenses [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Placement fee percentage								1.00%
Securities Purchase Agreements [Member] | Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Gross proceeds								$ 5,135,000
Securities Purchase Agreements [Member] | Subsequent Event [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Legal Fees								$ 100,000
Securities Purchase Agreements [Member] | Common Class A [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share issued								3,000,000
Shares, Issued								220,000
Sale of Stock, Price Per Share								$ 2.00
Securities Purchase Agreements [Member] | Common Class A [Member] | Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share issued								3,000,000
Sale of Stock, Price Per Share								$ 2.00
ATM Agreement [Member] | Common Class A [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share issued																		191,449
Proceeds from Issuance of Common Stock																		$ 1,254,000
Purchase Agreement [Member] | Common Class A [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Purchase of shares												950,000									3,636
Gross proceeds																					$ 73,000
Earn-out payments																					$ 1,577,000